Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 253,143		¥ 229,412	¥ 216,804
Net current-period other comprehensive (loss) income	(979)	$ (134)	(1,536)	123
Balances	273,742	37,503	253,143	229,412
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(2,151)		(1,326)	(1,007)
Cumulative effect of accounting change				13
Other comprehensive (loss) income before reclassification	(428)		(626)	(764)
Amounts reclassified from accumulated other comprehensive income	(338)		(287)
Net current-period other comprehensive (loss) income	(766)		(913)	(751)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	71		88	432
Balances	(2,846)	(390)	(2,151)	(1,326)
Unrealized gains (losses) on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	263		457	850
Other comprehensive (loss) income before reclassification	103		(188)	(392)
Amounts reclassified from accumulated other comprehensive income	71		(13)
Net current-period other comprehensive (loss) income	174		(201)	(392)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	0		7	(1)
Balances	437	60	263	457
Unrealized gains (losses) on derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	993		1,415	149
Other comprehensive (loss) income before reclassification	(387)		(422)	1,266
Amounts reclassified from accumulated other comprehensive income	0
Net current-period other comprehensive (loss) income	(387)		(422)	1,266
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	0
Balances	606	83	993	1,415
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(895)		546	(8)
Cumulative effect of accounting change				13
Other comprehensive (loss) income before reclassification	(712)		(1,236)	110
Amounts reclassified from accumulated other comprehensive income	(267)		(300)
Net current-period other comprehensive (loss) income	(979)		(1,536)	123
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	71		95	431
Balances	¥ (1,803)	$ (247)	¥ (895)	¥ 546